Accrued Severance Pay, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Severance Pay, Net [Abstract]
Severance pay expenses	$ 310	$ 544	$ 606
Discontinued operations, severence pay expenses	$ 183	$ 302	$ 356